The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—98.0%
Air Freight & Logistics—1.4%
Hyundai Glovis Co. Ltd.	20,850	3,473,731

Auto Components—4.3%
Hankook Tire & Technology Co. Ltd.	74,500	3,242,684
Hyundai Mobis Co. Ltd.	29,500	7,652,061

		10,894,745

Automobiles—4.6%
Hyundai Motor Co. (Preference)	52,100	4,535,723
Kia Motors Corp.	95,900	7,049,049

		11,584,772

Banks—5.6%
Hana Financial Group, Inc.	182,700	6,910,259
KB Financial Group, Inc.	142,400	7,018,549

		13,928,808

Biotechnology—1.5%
Celltrion, Inc.*	463	133,445
Hugel, Inc.*	22,200	3,511,255

		3,644,700

Capital Markets—2.5%
Korea Investment Holdings Co. Ltd.	81,900	6,222,386

Chemicals—4.3%
LG Chem Ltd.	14,950	10,698,559

Construction & Engineering—2.5%
Daewoo Engineering & Construction Co. Ltd.*	606,900	3,561,253
DL Holdings Co. Ltd.	24,575	1,908,461
Samsung Engineering Co. Ltd.*	70,150	872,648

		6,342,362

Electric Utilities—1.0%
Korea Electric Power Corp.	120,650	2,475,233

Electronic Equipment, Instruments & Components—2.1%
Samsung Electro-Mechanics Co. Ltd.	31,600	5,274,551

Entertainment—4.1%
Big Hit Entertainment Co. Ltd.*	6,300	1,360,519
JYP Entertainment Corp.	85,300	2,695,129
NCSoft Corp.	8,100	6,260,842

		10,316,490

Food & Staples Retailing—2.1%
E-MART, Inc.	11,000	1,672,207
GS Retail Co. Ltd.	110,000	3,721,135

		5,393,342

Food Products—0.7%
CJ CheilJedang Corp.	4,878	1,774,915

Health Care Equipment & Supplies—1.8%
Dentium Co. Ltd.	53,600	3,045,795
Suheung Co. Ltd.	30,000	1,358,290

		4,404,085

Health Care Providers & Services—0.0%(a)
Celltrion Healthcare Co. Ltd.*	173	20,881

Hotels, Restaurants & Leisure—2.0%
Haimarrow Food Service Co. Ltd.	600,364	1,870,378
Kangwon Land, Inc.*	84,000	1,886,304
Modetour Network, Inc.*	60,000	1,174,982

		4,931,664

Insurance—1.3%
Samsung Fire & Marine Insurance Co. Ltd.	19,936	3,350,130

Interactive Media & Services—8.5%
AfreecaTV Co. Ltd.	35,000	2,438,764
Kakao Corp.	16,200	7,150,359
NAVER Corp.	35,000	11,718,081

		21,307,204

Life Sciences Tools & Services—1.8%
Samsung Biologics Co. Ltd.*(b)	6,800	4,526,011

Machinery—1.7%
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	36,700	4,353,074

Media—0.6%
Innocean Worldwide, Inc.	30,000	1,632,921

Metals & Mining—3.2%
POSCO	28,200	7,990,646

Multiline Retail—0.8%
Hyundai Department Store Co. Ltd.	24,500	1,972,459

Oil, Gas & Consumable Fuels—3.7%
GS Holdings Corp.	45,000	1,561,426
SK Innovation Co. Ltd.*	40,000	7,791,674

		9,353,100

Professional Services—0.9%
NICE Information Service Co. Ltd.	96,600	2,169,589

Semiconductors & Semiconductor Equipment—9.0%
SK Hynix, Inc.	190,300	22,467,148

Technology Hardware, Storage & Peripherals—22.2%
Samsung Electronics Co. Ltd.	770,100	55,712,594

Textiles, Apparel & Luxury Goods—0.4%
Hwaseung Enterprise Co. Ltd.	63,472	1,032,143

Tobacco—1.3%
KT&G Corp.	45,500	3,277,667

Wireless Telecommunication Services—2.1%
SK Telecom Co. Ltd.	21,100	5,145,098

TOTAL COMMON STOCKS (COST $142,602,082)		245,671,008

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Total Investments—98.0% (Cost $142,602,082)		245,671,008
Other Assets Less Liabilities—2.0%		5,101,892

Net Assets—100.0%		250,772,900

Percentages indicated are based on net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

A. Valuation of Investments—Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management (Asia Pacific) Limited Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1—Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2—Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3—Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$3,473,731	$—	$3,473,731
Auto Components	—	10,894,745	—	10,894,745
Automobiles	4,535,723	7,049,049	—	11,584,772
Banks	—	13,928,808	—	13,928,808
Biotechnology	—	3,644,700	—	3,644,700
Capital Markets	—	6,222,386	—	6,222,386
Chemicals	—	10,698,559	—	10,698,559
Construction & Engineering	872,648	5,469,714	—	6,342,362
Electric Utilities	—	2,475,233	—	2,475,233
Electronic Equipment, Instruments & Components	—	5,274,551	—	5,274,551
Entertainment	—	10,316,490	—	10,316,490
Food & Staples Retailing	—	5,393,342	—	5,393,342
Food Products	—	1,774,915	—	1,774,915
Health Care Equipment & Supplies	1,358,290	3,045,795	—	4,404,085
Health Care Providers & Services	20,881	—	—	20,881
Hotels, Restaurants & Leisure	1,870,378	3,061,286	—	4,931,664
Insurance	—	3,350,130	—	3,350,130
Interactive Media & Services	—	21,307,204	—	21,307,204
Life Sciences Tools & Services	—	4,526,011	—	4,526,011
Machinery	—	4,353,074	—	4,353,074
Media	—	1,632,921	—	1,632,921
Metals & Mining	—	7,990,646	—	7,990,646
Multiline Retail	—	1,972,459	—	1,972,459
Oil, Gas & Consumable Fuels	—	9,353,100	—	9,353,100
Professional Services	—	2,169,589	—	2,169,589
Semiconductors & Semiconductor Equipment	—	22,467,148	—	22,467,148
Technology Hardware, Storage & Peripherals	—	55,712,594	—	55,712,594
Textiles, Apparel & Luxury Goods	—	1,032,143	—	1,032,143
Tobacco	—	3,277,667	—	3,277,667
Wireless Telecommunication Services	—	5,145,098	—	5,145,098

Total Common Stocks	8,657,920	237,013,088	—	245,671,008

Total Investments in Securities	$8,657,920	$237,013,088	$—	$245,671,008